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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
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               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S PROGRAM MUTUAL

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS)  - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                    NUMBER OF
                                                                     SHARES
                                                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.2%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.5%
Bed Bath & Beyond, Inc.                                               1,750,477                   $    59,726 (a)
Carnival Corp.                                                          739,337                        35,806
CBS Corp.                                                               160,048                         5,041
Comcast Corp. (Class A)                                               3,507,969                        84,051 (a)
General Motors Corp.                                                    233,124                         8,556
Kohl's Corp.                                                            266,428                        15,274 (a)
Koninklijke Philips Electronics N.V. ADR                                429,593                        19,306
Liberty Global, Inc. (Series C)                                         379,024                        14,653 (a)
Liberty Media Holding Corp - Capital (Series A)                         200,230                        24,995 (a)
Lowe's Companies, Inc.                                                1,437,725                        40,285
News Corp. (Class A)                                                    805,943                        17,723
OfficeMax, Inc.                                                          66,607                         2,283
Omnicom Group, Inc.                                                   1,627,136                        78,249
Staples, Inc.                                                           431,660                         9,276
Starwood Hotels & Resorts Worldwide, Inc.                               183,170                        11,127
Target Corp.                                                            545,899                        34,703
The Cheesecake Factory                                                  476,181                        11,176 (a)
Time Warner, Inc.                                                     1,831,689                        33,630
Viacom Inc. (Class B)                                                   217,338                         8,470 (a)
                                                                                                      514,330

CONSUMER STAPLES - 11.2%
Alberto-Culver Co.                                                      495,032                        12,272
Clorox Co.                                                              586,140                        35,749
Colgate-Palmolive Co.                                                   619,444                        44,179
Diageo PLC ADR                                                          116,562                        10,226
General Mills, Inc.                                                     857,606                        49,750
Kellogg Co.                                                              36,634                         2,052
Kimberly-Clark Corp.                                                    849,763                        59,704
McCormick & Company, Inc.                                               249,153                         8,962
Nestle S.A. ADR                                                         123,223                        13,789
PepsiCo, Inc.                                                         1,810,613                       132,645
Procter & Gamble Co.                                                  2,089,249                       146,958
Sara Lee Corp.                                                          476,239                         7,948
The Coca-Cola Co.                                                       149,865                         8,613
Wal-Mart Stores, Inc.                                                   333,034                        14,537
                                                                                                      547,384

ENERGY - 9.8%
Apache Corp.                                                            153,195                        13,797
Devon Energy Corp.                                                      296,671                        24,683
EOG Resources, Inc.                                                     199,821                        14,453
Exxon Mobil Corp.                                                     1,893,124                       175,228
Halliburton Co.                                                       1,061,890                        40,776
Hess Corp.                                                              600,595                        39,958
Nabors Industries Ltd.                                                   83,259                         2,562 (a)
Occidental Petroleum Corp.                                              149,866                         9,603
Schlumberger Ltd.                                                       776,095                        81,490
Suncor Energy, Inc.                                                      86,778                         8,227
Transocean Inc.                                                         614,483                        69,467 (a)
                                                                                                      480,244

FINANCIALS - 16.3%
ACE Ltd.                                                                344,470                        20,864
Allstate Corp.                                                          459,588                        26,284
American International Group, Inc.                                    2,483,214                       167,989
AON Corp.                                                               382,989                        17,162
Bank of America Corp.                                                   366,337                        18,416
Bank of New York Mellon Corp.                                           566,158                        24,990
Berkshire Hathaway, Inc. (Class B)                                          988                         3,905 (a)
BlackRock Inc. (Class A)                                                 53,285                         9,240
CB Richard Ellis Group, Inc. (Class A)                                  839,247                        23,365 (a)
Chubb Corp.                                                             323,043                        17,328
Citigroup, Inc.                                                       3,133,287                       146,231
Countrywide Financial Corp.                                             390,530                         7,424
Federal Home Loan Mortgage Corp.                                        800,365                        47,229
Federal National Mortgage Assoc.                                        536,185                        32,605
Goldman Sachs Group, Inc.                                                35,854                         7,771
Hartford Financial Services Group, Inc.                                 149,093                        13,799
HCC Insurance Holdings, Inc.                                            254,388                         7,286
Merrill Lynch & Company, Inc.                                           248,777                        17,733
Metlife, Inc.                                                           774,228                        53,987
State Street Corp.                                                    1,552,418                       105,813 (b)
SunTrust Banks, Inc.                                                    359,826                        27,228
                                                                                                      796,649

HEALTHCARE - 13.4%
Abbott Laboratories                                                     626,104                        33,572 (c)
Aetna, Inc.                                                             729,924                        39,613
Amgen, Inc.                                                           2,078,182                       117,563 (a)
Baxter International, Inc.                                              562,053                        31,632
Boston Scientific Corp.                                                 603,684                         8,421 (a)
Bristol-Myers Squibb Co.                                                466,248                        13,437
Covidien Ltd.                                                           136,136                         5,650 (a)
DaVita, Inc.                                                            289,740                        18,306 (a)
Genentech Inc.                                                          119,875                         9,353 (a)
Gilead Sciences, Inc.                                                   479,509                        19,597 (a)
GlaxoSmithKline PLC ADR                                                 233,186                        12,405
Hologic, Inc.                                                            67,940                         4,144 (a)
Johnson & Johnson                                                       444,362                        29,195
Lincare Holdings Inc.                                                   249,776                         9,154 (a)
McKesson Corp.                                                          299,731                        17,621
Medco Health Solutions, Inc.                                            113,232                        10,235 (a)
Medtronic Inc.                                                          951,617                        53,681
Novartis AG ADR                                                          76,598                         4,210
Pfizer Inc.                                                           1,504,206                        36,748
Resmed, Inc.                                                            450,698                        19,321 (a)
Thermo Electron Corp.                                                   143,205                         8,266 (a)
UnitedHealth Group, Inc.                                              1,537,354                        74,454
Wyeth                                                                 1,725,753                        76,882
                                                                                                      653,460

INDUSTRIALS - 9.6%
ABB Ltd. ADR                                                            532,855                        13,977
CAE, Inc.                                                             1,065,711                        14,360
Cooper Industries Ltd.                                                  614,249                        31,382
Deere & Co.                                                             149,865                        22,243
Dover Corp.                                                           1,137,217                        57,941
Eaton Corp.                                                             276,160                        27,351
Emerson Electric Co.                                                    755,253                        40,195
General Dynamics Corp.                                                  333,033                        28,131
Hexcel Corp.                                                            454,882                        10,330 (a)
ITT Corp.                                                               126,553                         8,597
Northrop Grumman Corp.                                                   73,268                         5,715
Pitney Bowes Inc.                                                       156,526                         7,109
Rockwell Collins, Inc.                                                   63,277                         4,622
Southwest Airlines Co.                                                  532,855                         7,886
Textron Inc.                                                          1,196,280                        74,420
3M Co.                                                                  299,730                        28,049
United Technologies Corp.                                             1,024,369                        82,441
WESCO International, Inc.                                                56,616                         2,431 (a)
                                                                                                      467,180

INFORMATION TECHNOLOGY - 21.1%
Activision, Inc.                                                        399,641                         8,628 (a)
Affiliated Computer Services, Inc. (Class A)                             93,249                         4,685 (a)
Analog Devices, Inc.                                                    548,854                        19,847
Automatic Data Processing, Inc.                                         466,248                        21,415
Cisco Systems, Inc.                                                   4,523,060                       149,760 (a)
Corning Incorporated                                                    366,337                         9,030
Dell, Inc.                                                              149,865                         4,136 (a)
EMC Corp.                                                               166,517                         3,463 (a)
Fidelity National Information Services, Inc.                            206,911                         9,181
Hewlett-Packard Co.                                                     579,480                        28,852
Intel Corp.                                                           3,699,119                        95,659
International Business Machines Corp.                                   359,677                        42,370
Intuit Inc.                                                             931,825                        28,234 (a)
Lam Research Corp.                                                      106,571                         5,676 (a)
Maxim Integrated Products, Inc.                                         929,750                        27,288
Microchip Technology Inc.                                               712,328                        25,872
Microsoft Corp.                                                       4,284,005                       126,207
Molex, Inc. (Class A)                                                   879,210                        22,297
National Semiconductor Corp.                                            612,783                        16,619
Network Appliance, Inc.                                                 370,694                         9,975 (a)
Oracle Corp.                                                          4,751,778                       102,876 (a)
Paychex, Inc.                                                         1,137,657                        46,644
QUALCOMM, Inc.                                                        1,636,123                        69,143
Salesforce.com, Inc.                                                     87,808                         4,506 (a)
Sun Microsystems, Inc.                                                  666,068                         3,737 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                   1,065,876                        10,787
Texas Instruments Incorporated                                          602,792                        22,056
Western Union Co.                                                     3,217,099                        67,462
Yahoo! Inc.                                                           1,494,802                        40,120 (a)
                                                                                                    1,026,525

MATERIALS - 2.9%
Barrick Gold Corp.                                                    1,134,635                        45,703
Freeport-McMoRan Copper & Gold Inc. (Class B)                           208,802                        21,901
Kinross Gold Corp.                                                      159,856                         2,395 (a)
Monsanto Co.                                                            458,418                        39,305
PAN American Silver Corp.                                               266,427                         7,700 (a)
Praxair, Inc.                                                           267,768                        22,428
                                                                                                      139,432

TELECOMMUNICATION SERVICES - 2.0%
AT&T, Inc.                                                              779,644                        32,987
NII Holdings Inc. (Class B)                                             288,815                        23,726 (a)
Sprint Nextel Corp. (Series 1)                                          416,293                         7,909
Verizon Communications Inc.                                             509,542                        22,562
Vodafone Group, PLC ADR                                                 226,463                         8,221
                                                                                                       95,405

UTILITIES - 2.4%
American Electric Power Company, Inc.                                    79,928                         3,683
Constellation Energy Group, Inc.                                        176,508                        15,143
Dominion Resources, Inc.                                                557,718                        47,016
Edison International                                                    199,821                        11,080
Entergy Corp.                                                           156,526                        16,950
FPL Group, Inc.                                                         187,414                        11,410
PG&E Corp.                                                              203,461                         9,725
                                                                                                      115,007

TOTAL INVESTMENTS                                                                                   4,835,616
(COST $4,143,101)

                                                                      PRINCIPAL
                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.6%
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REPURCHASE AGREEMENTS
State Street Corp.
4.15%                                                 10/01/07          $28,728                        28,728 (b)
(COST $28,728)

TOTAL INVESTMENTS                                                                                   4,864,344
(COST $4,171,829)

OTHER ASSETS AND LIABLITES, NET - 0.2%                                                                  8,292
                                                                                                  -----------
NET ASSETS  - 100.0%                                                                              $ 4,872,636
                                                                                                  ===========



NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2007 (unaudited)


(a)  Non-income producing security.

(b) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(c) At September 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

+    Percentages are based on net assets as of September 30, 2007.

**   Par value less than 500


Abbreviations:

ADR         American Depository Receipt


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  November 19, 2007